Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$89,419,408.86	0.3506643	$73,996,173.82	0.2901811	$15,423,235.04
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$241,429,408.86	0.2383288	$226,006,173.82	0.2231036	$15,423,235.04

Weighted Avg. Coupon (WAC)	3.10%		3.10%
Weighted Avg. Remaining Maturity (WARM)	27.39		26.48
Pool Receivables Balance	$264,742,841.44		$248,735,659.54
Remaining Number of Receivables	31,971		31,109

Adjusted Pool Balance	$256,739,395.41		$241,316,160.37

III. COLLECTIONS

Principal:
Principal Collections	$15,607,581.85
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$324,952.76
Total Principal Collections	$15,932,534.61

Interest:
Interest Collections	$701,404.78
Late Fees & Other Charges	$36,867.43
Interest on Repurchase Principal	$-
Total Interest Collections	$738,272.21

Collection Account Interest	$20,575.28
Reserve Account Interest	$3,554.24
Servicer Advances	$-

Total Collections	$16,694,936.34

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$16,694,936.34
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,694,936.34

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$220,619.03	$-	$220,619.03	220,619.03
	Collection Account Interest					$20,575.28
	Late Fees & Other Charges					$36,867.43
Total due to Servicer						$278,061.74

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$108,793.61		$108,793.61
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$232,844.78		$232,844.78	232,844.78

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$16,033,620.65

9.	Regular Principal Distribution Amount:					15,423,235.04

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$15,423,235.04
	Class A-4 Notes				$-
	Class A Notes Total:		$15,423,235.04		$15,423,235.04
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$15,423,235.04		$15,423,235.04

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					610,385.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,003,446.03
Beginning Period Amount	$8,003,446.03
Current Period Amortization	$583,946.86
Ending Period Required Amount	$7,419,499.17
Ending Period Amount	$7,419,499.17
Next Distribution Date Required Amount	$6,859,250.46

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.96%	6.34%	6.34%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.56%	30,660	98.15%	$244,142,827.50
30 - 60 Days	1.12%	349	1.43%	$3,558,247.11
61 - 90 Days	0.27%	84	0.37%	$913,558.66
91-120 Days	0.05%	16	0.05%	$121,026.27
121 + Days	0.00%	0	0.00%	$-
Total		31,109		$248,735,659.54

Delinquent Receivables 30+ Days Past Due
Current Period	1.44%	449	1.85%	$4,592,832.04
1st Preceding Collection Period	1.51%	484	1.93%	$5,099,479.56
2nd Preceding Collection Period	1.27%	417	1.63%	$4,589,148.91
3rd Preceding Collection Period	1.28%	433	1.64%	$4,871,947.69
Four-Month Average	1.38%		1.76%

Repossession in Current Period		20		$178,350.74
Repossession Inventory		57		$159,803.47

Current Charge-Offs
Gross Principal of Charge-Offs				$399,600.05
Recoveries				$(324,952.76)
Net Loss				$74,647.29

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.34%

Average Pool Balance for Current Period				$256,739,250.49

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.35%
1st Preceding Collection Period				-0.41%
2nd Preceding Collection Period				0.32%
3rd Preceding Collection Period				-0.11%
Four-Month Average				0.04%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		42	2,039	$26,388,324.30
Recoveries		40	1,790	$(14,437,596.33)
Net Loss				$11,950,727.97
Cumulative Net Loss as a % of Initial Pool Balance				1.13%

Net Loss for Receivables that have experienced a Net Loss *		23	1,495	$11,998,187.05
Average Net Loss for Receivables that have experienced a Net Loss				$8,025.54

Principal Balance of Extensions				$669,036.21
Number of Extensions				62

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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